CONVERTIBLE NOTES (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Convertible Notes
SCHEDULE OF NOTES PAYABLE CONVERTIBLE DEBT

The Company’s convertible notes outstanding at March 31, 2023 and June 30, 2022 were as follows:

	March 31, 2023	June 30, 2022
	(Unaudited)
Convertible notes and debenture	$473,361	$644,980
Unamortized discounts	(103,932)	(31,669)
Premium, net	150,289	313,127
Convertible notes, net	$519,718	$926,438

The Company’s convertible notes outstanding at June 30, 2022 and 2021 were as follows:

	June 30, 2022	June 30, 2021
Convertible notes and debenture	$644,980	$400,128
Unamortized discounts	(31,669)	(6,139)
Premium, net	313,127	196,496
Convertible notes, net	$926,438	$590,485